Employee benefits - Summary of Assumptions Used Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member]	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Discount rate	6.90%	6.90%
Remaining term to maturity of portfolio	26 years 9 months 7 days	26 years 10 months 27 days
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Expected rate of return on plan assets	8.20%	8.20%
Top of range [member]
Disclosure of defined benefit plans [line items]
Expected rate of return on plan assets	8.40%	8.60%